Document and Entity Information	Oct. 13, 2023
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 13, 2023
Entity File Number	001-39712
Entity Registrant Name	Olema Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0409740
Entity Address, Address Line One	780 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	651-3316
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OLMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001750284
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed to amend the Current Report on Form 8-K of Olema Pharmaceuticals, Inc., filed with the Securities and Exchange Commission on October 17, 2023 (the “Original Form 8-K”), to correct a typographical error and the Item number under which the information was reported. This Form 8-K/A amends and restates in its entirety the Original Form 8-K. Other than the aforementioned corrections, the remainder of the Original Form 8-K remains unchanged.